Fair Value Option (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Changes in fair value under the fair value option election [Abstract]
Federal funds sold and securities purchased under resale agreements	$ 173,000,000	$ (553,000,000)	$ 1,139,000,000
Securities Borrowed	31,000,000	82,000,000	29,000,000
Trading assets:
Debt And Equity Instruments, excluding loans	554,000,000	644,000,000	(928,000,000)
Loans reported as trading assets:
Changes in instrument-specific credit risk	1,273,000,000	(477,000,000)	(10,085,000,000)
Other changes in fair value	4,137,000,000	4,251,000,000	1,874,000,000
Loans:
Changes in instrument-specific credit risk	95,000,000	(78,000,000)	(1,991,000,000)
Other changes in fair value	90,000,000	(343,000,000)	(42,000,000)
Other assets	(263,000,000)	(731,000,000)	(660,000,000)
Deposits	(564,000,000)	(770,000,000)	(132,000,000)
Federal funds purchased and securities loaned or sold under repurchase agreements	(29,000,000)	116,000,000	(127,000,000)
Other borrowed funds	123,000,000	(1,287,000,000)	1,888,000,000
Trading liabilities	(23,000,000)	(3,000,000)	35,000,000
Beneficial interests issued by consolidated VIEs	(12,000,000)	(351,000,000)	355,000,000
Other liabilities	(1,000,000)	64,000,000	0
Long-term debt:
Changes in instrument-specific credit risk	400,000,000	(1,704,000,000)	1,174,000,000
Other changes in fair value	1,297,000,000	(2,393,000,000)	16,202,000,000
Long-term debt
Long-term Debt	247,669,000,000	266,318,000,000
Total long-term debt	0	0
Fair Value Option (Numeric) [Abstract]
Changes in instrument-specific credit risk related to structured notes	468,000,000,000	(1,700,000,000)	1,200,000,000
Contractual amount	3,766,000,000	3,761,000,000
Carrying value	6,000,000	6,000,000
Trading assets [Member] | Contractual principal outstanding [Member]
Loans
Performing loans 90 days or more past due	0	0
Nonaccrual loans	5,246,000,000	7,264,000,000
All other performing loans	39,490,000,000	35,095,000,000
Contractual principal outstanding [Member]
Loans
Nonaccrual loans	6,173,000,000	8,390,000,000
Total loans	48,159,000,000	45,632,000,000
Long-term debt
Total long-term debt	0	0
Long-term beneficial interests
Total long-term beneficial interests	0	0
Contractual principal outstanding [Member] | Principal Protected Debt [Member]
Long-term debt
Long-term Debt	20,761,000,000	26,765,000,000
Long-term beneficial interests
Total long-term beneficial interests	49,000,000	90,000,000
Contractual principal outstanding [Member] | Non Principal Protected Debt [Member]
Long-term debt
Long-term Debt	0	0
Long-term beneficial interests
Total long-term beneficial interests	0	0
Contractual principal outstanding [Member] | Total loans [Member]
Loans
Performing loans 90 days or more past due	0	0
Nonaccrual loans	927,000,000	1,126,000,000
All other performing loans	2,496,000,000	2,147,000,000
Trading assets [Member] | Fair value [Member]
Loans
Performing loans 90 days or more past due	0	0
Nonaccrual loans	1,239,000,000	2,207,000,000
All other performing loans	33,641,000,000	29,341,000,000
Fair value [Member]
Loans
Nonaccrual loans	1,371,000,000	2,358,000,000
Total loans	36,446,000,000	32,699,000,000
Long-term debt
Total long-term debt	38,839,000,000	48,972,000,000
Long-term beneficial interests
Total long-term beneficial interests	1,495,000,000	1,410,000,000
Fair value [Member] | Principal Protected Debt [Member]
Long-term debt
Long-term Debt	21,315,000,000	26,378,000,000
Long-term beneficial interests
Total long-term beneficial interests	49,000,000	90,000,000
Fair value [Member] | Non Principal Protected Debt [Member]
Long-term debt
Long-term Debt	17,524,000,000	22,594,000,000
Long-term beneficial interests
Total long-term beneficial interests	1,446,000,000	1,320,000,000
Fair value [Member] | Total loans [Member]
Loans
Performing loans 90 days or more past due	0	0
Nonaccrual loans	132,000,000	151,000,000
All other performing loans	1,434,000,000	1,000,000,000
Trading assets [Member] | Fair value over/(under) contractual principal outstanding [Member]
Loans
Performing loans 90 days or more past due	0	0
Nonaccrual loans	(4,007,000,000)	(5,057,000,000)
All other performing loans	(5,849,000,000)	(5,754,000,000)
Fair value over/(under) contractual principal outstanding [Member]
Loans
Nonaccrual loans	(4,802,000,000)	(6,032,000,000)
Total loans	(11,713,000,000)	(12,933,000,000)
Long-term beneficial interests
Total long-term beneficial interests	0	0
Fair value over/(under) contractual principal outstanding [Member] | Principal Protected Debt [Member]
Long-term debt
Long-term Debt	554,000,000	(387,000,000)
Long-term beneficial interests
Total long-term beneficial interests	0	0
Fair value over/(under) contractual principal outstanding [Member] | Non Principal Protected Debt [Member]
Long-term debt
Long-term Debt	0	0
Long-term beneficial interests
Total long-term beneficial interests	0	0
Fair value over/(under) contractual principal outstanding [Member] | Total loans [Member]
Loans
Performing loans 90 days or more past due	0	0
Nonaccrual loans	(795,000,000)	(975,000,000)
All other performing loans	(1,062,000,000)	(1,147,000,000)
Principal transactions [Member]
Changes in fair value under the fair value option election [Abstract]
Federal funds sold and securities purchased under resale agreements	173,000,000	(553,000,000)	1,139,000,000
Securities Borrowed	31,000,000	82,000,000	29,000,000
Trading assets:
Debt And Equity Instruments, excluding loans	556,000,000	619,000,000	(870,000,000)
Loans reported as trading assets:
Changes in instrument-specific credit risk	1,279,000,000	(300,000,000)	(9,802,000,000)
Other changes in fair value	(312,000,000)	1,132,000,000	696,000,000
Loans:
Changes in instrument-specific credit risk	95,000,000	(78,000,000)	(1,991,000,000)
Other changes in fair value	90,000,000	(343,000,000)	(42,000,000)
Other assets	0	0	0
Deposits	(564,000,000)	(770,000,000)	(132,000,000)
Federal funds purchased and securities loaned or sold under repurchase agreements	(29,000,000)	116,000,000	(127,000,000)
Other borrowed funds	123,000,000	(1,287,000,000)	1,888,000,000
Trading liabilities	(23,000,000)	(3,000,000)	35,000,000
Beneficial interests issued by consolidated VIEs	(12,000,000)	(351,000,000)	355,000,000
Other liabilities	(9,000,000)	64,000,000	0
Long-term debt:
Changes in instrument-specific credit risk	400,000,000	(1,704,000,000)	1,174,000,000
Other changes in fair value	1,297,000,000	(2,393,000,000)	16,202,000,000
Other income [Member]
Changes in fair value under the fair value option election [Abstract]
Federal funds sold and securities purchased under resale agreements	0	0	0
Securities Borrowed	0	0	0
Trading assets:
Debt And Equity Instruments, excluding loans	(2,000,000)	25,000,000	(58,000,000)
Loans reported as trading assets:
Changes in instrument-specific credit risk	(6,000,000)	(177,000,000)	(283,000,000)
Other changes in fair value	4,449,000,000	3,119,000,000	1,178,000,000
Loans:
Changes in instrument-specific credit risk	0	0	0
Other changes in fair value	0	0	0
Other assets	(263,000,000)	(731,000,000)	(660,000,000)
Deposits	0	0	0
Federal funds purchased and securities loaned or sold under repurchase agreements	0	0	0
Other borrowed funds	0	0	0
Trading liabilities	0	0	0
Beneficial interests issued by consolidated VIEs	0	0	0
Other liabilities	8,000,000	0	0
Long-term debt:
Changes in instrument-specific credit risk	0	0	0
Other changes in fair value	0	0	0
Other Guarantees and Commitments [Member]
Fair Value Option (Numeric) [Abstract]
Contractual amount	3,766,000,000	3,671,000,000
Carrying value	$ 6,000,000	$ 6,000,000